Shareholder Report, Holdings (Details)	Aug. 31, 2024
BNY Mellon Asset Allocation Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Asset Allocation Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Asset Allocation Fund | Class M | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Asset Allocation Fund | Class M | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Asset Allocation Fund | Class M | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Asset Allocation Fund | Class M | Government
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Asset Allocation Fund | Class M | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Asset Allocation Fund | Class M | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.20%
BNY Mellon Asset Allocation Fund | Class M | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Asset Allocation Fund | Class M | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
BNY Mellon Asset Allocation Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.00%
BNY Mellon Asset Allocation Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Asset Allocation Fund | Class M | Rights*
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Asset Allocation Fund | Class M | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Asset Allocation Fund | Class M | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Asset Allocation Fund | Class M | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Asset Allocation Fund | Class M | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Asset Allocation Fund | Class M | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Asset Allocation Fund | Class M | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Asset Allocation Fund | Class M | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.90%
BNY Mellon Asset Allocation Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.00%
BNY Mellon Asset Allocation Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Asset Allocation Fund | Investor Shares – | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Asset Allocation Fund | Investor Shares – | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Asset Allocation Fund | Investor Shares – | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Asset Allocation Fund | Investor Shares – | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Asset Allocation Fund | Investor Shares – | Government
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Asset Allocation Fund | Investor Shares – | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Asset Allocation Fund | Investor Shares – | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.20%
BNY Mellon Asset Allocation Fund | Investor Shares – | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Asset Allocation Fund | Investor Shares – | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
BNY Mellon Asset Allocation Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.00%
BNY Mellon Asset Allocation Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Asset Allocation Fund | Investor Shares – | Rights*
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Asset Allocation Fund | Investor Shares – | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Asset Allocation Fund | Investor Shares – | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BNY Mellon Asset Allocation Fund | Investor Shares – | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Asset Allocation Fund | Investor Shares – | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Asset Allocation Fund | Investor Shares – | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Asset Allocation Fund | Investor Shares – | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Asset Allocation Fund | Investor Shares – | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.90%
BNY Mellon Asset Allocation Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.00%
BNY Mellon Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Bond Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Bond Fund | Class M | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Bond Fund | Class M | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Bond Fund | Class M | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
BNY Mellon Bond Fund | Class M | Government
Holdings [Line Items]
Percent of Net Asset Value	39.00%
BNY Mellon Bond Fund | Class M | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Bond Fund | Class M | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.80%
BNY Mellon Bond Fund | Class M | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Bond Fund | Class M | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Bond Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Bond Fund | Class M | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Bond Fund | Class M | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Bond Fund | Class M | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Bond Fund | Class M | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	28.70%
BNY Mellon Bond Fund | Class M | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
BNY Mellon Bond Fund | Class M | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Bond Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Fund | Class M | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Bond Fund | Investor Shares – | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Bond Fund | Investor Shares – | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Bond Fund | Investor Shares – | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Bond Fund | Investor Shares – | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
BNY Mellon Bond Fund | Investor Shares – | Government
Holdings [Line Items]
Percent of Net Asset Value	39.00%
BNY Mellon Bond Fund | Investor Shares – | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Bond Fund | Investor Shares – | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.80%
BNY Mellon Bond Fund | Investor Shares – | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Bond Fund | Investor Shares – | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Bond Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Bond Fund | Investor Shares – | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Bond Fund | Investor Shares – | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon Bond Fund | Investor Shares – | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Bond Fund | Investor Shares – | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	28.70%
BNY Mellon Bond Fund | Investor Shares – | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
BNY Mellon Bond Fund | Investor Shares – | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Bond Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Fund | Investor Shares – | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Corporate Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
BNY Mellon Corporate Bond Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Corporate Bond Fund | Class M | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
BNY Mellon Corporate Bond Fund | Class M | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BNY Mellon Corporate Bond Fund | Class M | Government
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Corporate Bond Fund | Class M | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Corporate Bond Fund | Class M | Financial
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Corporate Bond Fund | Class M | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Corporate Bond Fund | Class M | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Corporate Bond Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Corporate Bond Fund | Class M | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Corporate Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
BNY Mellon Corporate Bond Fund | Class M | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Corporate Bond Fund | Class M | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Corporate Bond Fund | Class M | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	93.00%
BNY Mellon Corporate Bond Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Corporate Bond Fund | Class M | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Corporate Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
BNY Mellon Corporate Bond Fund | Investor Shares – | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Corporate Bond Fund | Investor Shares – | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
BNY Mellon Corporate Bond Fund | Investor Shares – | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BNY Mellon Corporate Bond Fund | Investor Shares – | Government
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Corporate Bond Fund | Investor Shares – | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Corporate Bond Fund | Investor Shares – | Financial
Holdings [Line Items]
Percent of Net Asset Value	37.80%
BNY Mellon Corporate Bond Fund | Investor Shares – | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Corporate Bond Fund | Investor Shares – | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon Corporate Bond Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Corporate Bond Fund | Investor Shares – | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Corporate Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
BNY Mellon Corporate Bond Fund | Investor Shares – | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Corporate Bond Fund | Investor Shares – | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Corporate Bond Fund | Investor Shares – | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	93.00%
BNY Mellon Corporate Bond Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Corporate Bond Fund | Investor Shares – | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Emerging Markets Fund | Class M
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Emerging Markets Fund | Class M | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Emerging Markets Fund | Class M | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Emerging Markets Fund | Class M | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Emerging Markets Fund | Class M | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Emerging Markets Fund | Class M | Bank Mandiri Persero TBK PT
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Emerging Markets Fund | Class M | Zomato Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Emerging Markets Fund | Class M | Uni-President Enterprises Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Emerging Markets Fund | Class M | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Emerging Markets Fund | Class M | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Emerging Markets Fund | Class M | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Emerging Markets Fund | Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Emerging Markets Fund | Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Emerging Markets Fund | Class M | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Emerging Markets Fund | Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Emerging Markets Fund | Class M | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Emerging Markets Fund | Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Emerging Markets Fund | Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Emerging Markets Fund | Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Emerging Markets Fund | Class M | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Emerging Markets Fund | Class M | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Emerging Markets Fund | Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Emerging Markets Fund | Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Emerging Markets Fund | Class M | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon Emerging Markets Fund | Class M | China
Holdings [Line Items]
Percent of Net Asset Value	18.90%
BNY Mellon Emerging Markets Fund | Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.20%
BNY Mellon Emerging Markets Fund | Class M | India
Holdings [Line Items]
Percent of Net Asset Value	20.30%
BNY Mellon Emerging Markets Fund | Investor Shares –
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Emerging Markets Fund | Investor Shares – | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Emerging Markets Fund | Investor Shares – | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Emerging Markets Fund | Investor Shares – | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Emerging Markets Fund | Investor Shares – | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Emerging Markets Fund | Investor Shares – | Bank Mandiri Persero TBK PT
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Emerging Markets Fund | Investor Shares – | Zomato Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Emerging Markets Fund | Investor Shares – | Uni-President Enterprises Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Emerging Markets Fund | Investor Shares – | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Emerging Markets Fund | Investor Shares – | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Emerging Markets Fund | Investor Shares – | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Emerging Markets Fund | Investor Shares – | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Emerging Markets Fund | Investor Shares – | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Emerging Markets Fund | Investor Shares – | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Emerging Markets Fund | Investor Shares – | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Emerging Markets Fund | Investor Shares – | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Emerging Markets Fund | Investor Shares – | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Emerging Markets Fund | Investor Shares – | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Emerging Markets Fund | Investor Shares – | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Emerging Markets Fund | Investor Shares – | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Emerging Markets Fund | Investor Shares – | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Emerging Markets Fund | Investor Shares – | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Emerging Markets Fund | Investor Shares – | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Emerging Markets Fund | Investor Shares – | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon Emerging Markets Fund | Investor Shares – | China
Holdings [Line Items]
Percent of Net Asset Value	18.90%
BNY Mellon Emerging Markets Fund | Investor Shares – | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.20%
BNY Mellon Emerging Markets Fund | Investor Shares – | India
Holdings [Line Items]
Percent of Net Asset Value	20.30%
BNY Mellon Income Stock Fund | Class M | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Income Stock Fund | Class M | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Income Stock Fund | Class M | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Income Stock Fund | Class M | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Income Stock Fund | Class M | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Income Stock Fund | Class M | Sanofi SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Income Stock Fund | Class M | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class M | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class M | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class M | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Income Stock Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Income Stock Fund | Class M | Net Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Income Stock Fund | Class M | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Income Stock Fund | Class M | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Income Stock Fund | Class M | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Income Stock Fund | Class M | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Income Stock Fund | Class M | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Income Stock Fund | Class M | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon Income Stock Fund | Class M | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Income Stock Fund | Class M | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
BNY Mellon Income Stock Fund | Class M | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
BNY Mellon Income Stock Fund | Investor Shares – | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Income Stock Fund | Investor Shares – | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Income Stock Fund | Investor Shares – | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Income Stock Fund | Investor Shares – | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Income Stock Fund | Investor Shares – | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Income Stock Fund | Investor Shares – | Sanofi SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Income Stock Fund | Investor Shares – | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Investor Shares – | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Investor Shares – | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Investor Shares – | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Investor Shares – | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Income Stock Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Income Stock Fund | Investor Shares – | Net Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Income Stock Fund | Investor Shares – | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Income Stock Fund | Investor Shares – | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Income Stock Fund | Investor Shares – | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Income Stock Fund | Investor Shares – | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Income Stock Fund | Investor Shares – | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Income Stock Fund | Investor Shares – | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon Income Stock Fund | Investor Shares – | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Income Stock Fund | Investor Shares – | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
BNY Mellon Income Stock Fund | Investor Shares – | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
BNY Mellon Income Stock Fund | Class A | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Income Stock Fund | Class A | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Income Stock Fund | Class A | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Income Stock Fund | Class A | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Income Stock Fund | Class A | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Income Stock Fund | Class A | Sanofi SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Income Stock Fund | Class A | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class A | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class A | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class A | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Income Stock Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Income Stock Fund | Class A | Net Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Income Stock Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Income Stock Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Income Stock Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Income Stock Fund | Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Income Stock Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Income Stock Fund | Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon Income Stock Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Income Stock Fund | Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
BNY Mellon Income Stock Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
BNY Mellon Income Stock Fund | Class C | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Income Stock Fund | Class C | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Income Stock Fund | Class C | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Income Stock Fund | Class C | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Income Stock Fund | Class C | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Income Stock Fund | Class C | Sanofi SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Income Stock Fund | Class C | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class C | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class C | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class C | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Income Stock Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Income Stock Fund | Class C | Net Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Income Stock Fund | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Income Stock Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Income Stock Fund | Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Income Stock Fund | Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Income Stock Fund | Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Income Stock Fund | Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon Income Stock Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Income Stock Fund | Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
BNY Mellon Income Stock Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
BNY Mellon Income Stock Fund | Class I | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Income Stock Fund | Class I | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Income Stock Fund | Class I | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Income Stock Fund | Class I | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Income Stock Fund | Class I | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Income Stock Fund | Class I | Sanofi SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Income Stock Fund | Class I | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class I | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class I | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Income Stock Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Income Stock Fund | Class I | Net Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Income Stock Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Income Stock Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Income Stock Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Income Stock Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Income Stock Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Income Stock Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon Income Stock Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Income Stock Fund | Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
BNY Mellon Income Stock Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
BNY Mellon Income Stock Fund | Class Y | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Income Stock Fund | Class Y | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Income Stock Fund | Class Y | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Income Stock Fund | Class Y | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Income Stock Fund | Class Y | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Income Stock Fund | Class Y | Sanofi SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Income Stock Fund | Class Y | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class Y | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Income Stock Fund | Class Y | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class Y | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Income Stock Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Income Stock Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Income Stock Fund | Class Y | Net Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Income Stock Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Income Stock Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Income Stock Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Income Stock Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Income Stock Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Income Stock Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon Income Stock Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Income Stock Fund | Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
BNY Mellon Income Stock Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
BNY Mellon Intermediate Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Intermediate Bond Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Intermediate Bond Fund | Class M | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Intermediate Bond Fund | Class M | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Intermediate Bond Fund | Class M | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Intermediate Bond Fund | Class M | Government
Holdings [Line Items]
Percent of Net Asset Value	49.00%
BNY Mellon Intermediate Bond Fund | Class M | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
BNY Mellon Intermediate Bond Fund | Class M | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
BNY Mellon Intermediate Bond Fund | Class M | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Intermediate Bond Fund | Class M | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Intermediate Bond Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Intermediate Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
BNY Mellon Intermediate Bond Fund | Class M | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Intermediate Bond Fund | Class M | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Intermediate Bond Fund | Class M | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Intermediate Bond Fund | Class M | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Intermediate Bond Fund | Class M | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	45.50%
BNY Mellon Intermediate Bond Fund | Class M | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
BNY Mellon Intermediate Bond Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Intermediate Bond Fund | Class M | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Intermediate Bond Fund | Class M | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Intermediate Bond Fund | Class M | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Government
Holdings [Line Items]
Percent of Net Asset Value	49.00%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
BNY Mellon Intermediate Bond Fund | Investor Shares – | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Equity Securities - Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Intermediate Bond Fund | Investor Shares – | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	45.50%
BNY Mellon Intermediate Bond Fund | Investor Shares – | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Intermediate Bond Fund | Investor Shares – | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Intermediate Bond Fund | Investor Shares – | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Intermediate Bond Fund | Investor Shares – | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon International Fund | Class M
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon International Fund | Class M | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon International Fund | Class M | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Fund | Class M | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Fund | Class M | Diageo PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Fund | Class M | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Class M | Hiscox Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Class M | Mercedes-Benz Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Class M | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Class M | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Fund | Class M | Nippon Telegraph & Telephone Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Fund | Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
BNY Mellon International Fund | Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon International Fund | Class M | France
Holdings [Line Items]
Percent of Net Asset Value	19.20%
BNY Mellon International Fund | Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Fund | Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Fund | Class M | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Fund | Class M | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon International Fund | Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Fund | Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon International Fund | Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon International Fund | Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon International Fund | Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon International Fund | Investor Shares –
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon International Fund | Investor Shares – | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon International Fund | Investor Shares – | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Fund | Investor Shares – | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Fund | Investor Shares – | Diageo PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Fund | Investor Shares – | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Investor Shares – | Hiscox Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Investor Shares – | Mercedes-Benz Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Investor Shares – | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Investor Shares – | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Fund | Investor Shares – | Nippon Telegraph & Telephone Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon International Fund | Investor Shares – | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
BNY Mellon International Fund | Investor Shares – | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon International Fund | Investor Shares – | France
Holdings [Line Items]
Percent of Net Asset Value	19.20%
BNY Mellon International Fund | Investor Shares – | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Fund | Investor Shares – | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Fund | Investor Shares – | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Fund | Investor Shares – | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Fund | Investor Shares – | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon International Fund | Investor Shares – | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Fund | Investor Shares – | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon International Fund | Investor Shares – | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon International Fund | Investor Shares – | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon International Fund | Investor Shares – | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Power
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | School District
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	23.70%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Power
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Development
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | School District
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.60%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares – | Education
Holdings [Line Items]
Percent of Net Asset Value	23.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | iShares Russell Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Pool Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | iShares Russell Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Pool Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Municipal Opportunities Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Municipal Opportunities Fund | Class M | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Class M | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Class M | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Class M | Indiana
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Class M | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Class M | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Municipal Opportunities Fund | Class M | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Class M | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Class M | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Class M | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Class M | Washington
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Municipal Opportunities Fund | Class M | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Municipal Opportunities Fund | Class M | Colorado
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Municipal Opportunities Fund | Class M | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Municipal Opportunities Fund | Class M | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Municipal Opportunities Fund | Class M | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Municipal Opportunities Fund | Class M | Ohio
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Municipal Opportunities Fund | Class M | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Municipal Opportunities Fund | Class M | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Municipal Opportunities Fund | Class M | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Municipal Opportunities Fund | Class M | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Municipal Opportunities Fund | Class M | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Municipal Opportunities Fund | Class M | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Municipal Opportunities Fund | Class M | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Municipal Opportunities Fund | Class M | New York
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Municipal Opportunities Fund | Class M | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
BNY Mellon Municipal Opportunities Fund | Class M | California
Holdings [Line Items]
Percent of Net Asset Value	14.30%
BNY Mellon Municipal Opportunities Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
BNY Mellon Municipal Opportunities Fund | Class M | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Municipal Opportunities Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
BNY Mellon Municipal Opportunities Fund | Class M | Power
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Municipal Opportunities Fund | Class M | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Municipal Opportunities Fund | Class M | Water
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Municipal Opportunities Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	7.90%
BNY Mellon Municipal Opportunities Fund | Class M | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Municipal Opportunities Fund | Class M | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Municipal Opportunities Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Municipal Opportunities Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Municipal Opportunities Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	15.60%
BNY Mellon Municipal Opportunities Fund | Class M | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Municipal Opportunities Fund | Class M | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Municipal Opportunities Fund | Class M | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Municipal Opportunities Fund | Investor Shares | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Indiana
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Washington
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Colorado
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Ohio
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Municipal Opportunities Fund | Investor Shares | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Municipal Opportunities Fund | Investor Shares | New York
Holdings [Line Items]
Percent of Net Asset Value	10.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
BNY Mellon Municipal Opportunities Fund | Investor Shares | California
Holdings [Line Items]
Percent of Net Asset Value	14.30%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Power
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Water
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Development
Holdings [Line Items]
Percent of Net Asset Value	7.90%
BNY Mellon Municipal Opportunities Fund | Investor Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Municipal Opportunities Fund | Investor Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	15.60%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Municipal Opportunities Fund | Investor Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Indiana
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | New York
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | California
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Missouri
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Rhode Island
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Multi-State
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	22.40%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Water
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | School District
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon National Intermediate Municipal Bond Fund | Class M | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Indiana
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | New York
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | California
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Missouri
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Rhode Island
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Multi-State
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	22.40%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Water
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Development
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | School District
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Medical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Education
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares – | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon National Municipal Money Market Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
BNY Mellon National Municipal Money Market Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Municipal Money Market Fund | Class M | Power
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Municipal Money Market Fund | Class M | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon National Municipal Money Market Fund | Class M | Water
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon National Municipal Money Market Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	15.60%
BNY Mellon National Municipal Money Market Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon National Municipal Money Market Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon National Municipal Money Market Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon National Municipal Money Market Fund | Class M | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon National Municipal Money Market Fund | Class M | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Power
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	11.30%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Water
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Development
Holdings [Line Items]
Percent of Net Asset Value	15.60%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Medical
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Education
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon National Municipal Money Market Fund | Investor Shares – | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Indiana
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Michigan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Virginia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | New York
Holdings [Line Items]
Percent of Net Asset Value	10.30%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Texas
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Rhode Island
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Hawaii
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	28.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Power
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Water
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | School District
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon National Short-Term Municipal Bond Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Indiana
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Michigan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Virginia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.40%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | New York
Holdings [Line Items]
Percent of Net Asset Value	10.30%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Texas
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Rhode Island
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Hawaii
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	28.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Power
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Water
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Development
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | School District
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.60%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares – | Education
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Power
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | School District
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	23.70%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Power
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Water
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Development
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	23.70%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Development
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | School District
Holdings [Line Items]
Percent of Net Asset Value	16.20%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Medical
Holdings [Line Items]
Percent of Net Asset Value	14.60%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Education
Holdings [Line Items]
Percent of Net Asset Value	22.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M | Facilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Development
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | School District
Holdings [Line Items]
Percent of Net Asset Value	16.20%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Medical
Holdings [Line Items]
Percent of Net Asset Value	14.60%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Education
Holdings [Line Items]
Percent of Net Asset Value	22.10%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares – | Facilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	64.50%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Government
Holdings [Line Items]
Percent of Net Asset Value	34.80%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	21.40%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.70%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	64.50%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Government
Holdings [Line Items]
Percent of Net Asset Value	34.80%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | U.S. Government Agencies Collateralized Municipal-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	21.40%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.70%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares – | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Evolent Health, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Construction Partners, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
BNY Mellon Small Cap Multi-Strategy Fund | Class M | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Evolent Health, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Construction Partners, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares – | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%